Derivative Instruments - Fair Value Table (Detail) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets		$ 357	$ 108
Gross derivative liabilities		(1,378)	(1,628)
Derivative assets netting	[1]	(127)	(46)
Derivative liabilities netting	[1]	127	46
Cash collateral from counterparties		0	(1)
Cash collateral held by counterparties		68	173
Derivative assets		230	61
Derivative liabilities		(1,183)	(1,409)
Commodity Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[2]	301	54
Gross derivative liabilities	[2]	(132)	(209)
Derivative assets netting	[1],[3]	(127)	(46)
Derivative liabilities netting	[1],[3]	127	46
Cash collateral from counterparties	[3]	0	(1)
Cash collateral held by counterparties	[3]	2	3
Derivative assets	[3]	174	7
Derivative liabilities	[3]	(3)	(160)
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[2]	56	54
Gross derivative liabilities	[2]	(1,238)	(1,419)
Derivative assets netting	[1],[3]	0	0
Derivative liabilities netting	[1],[3]	0	0
Cash collateral from counterparties	[3]	0	0
Cash collateral held by counterparties	[3]	66	170
Derivative assets	[3]	56	54
Derivative liabilities	[3]	(1,172)	(1,249)
Fair Value, Inputs, Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets		1	1
Gross derivative liabilities		(2)	(1)
Fair Value, Inputs, Level 1 [Member] | Commodity Derivatives [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[3]	1	1
Gross derivative liabilities	[3]	(2)	(1)
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[3]	0	0
Gross derivative liabilities	[3]	0	0
Fair Value, Inputs, Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets		356	107
Gross derivative liabilities		(1,376)	(1,627)
Fair Value, Inputs, Level 2 [Member] | Commodity Derivatives [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[3]	300	53
Gross derivative liabilities	[3]	(130)	(208)
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[3]	56	54
Gross derivative liabilities	[3]	(1,238)	(1,419)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets		0	0
Gross derivative liabilities		0	0
Fair Value, Inputs, Level 3 [Member] | Commodity Derivatives [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[3]	0	0
Gross derivative liabilities	[3]	0	0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative assets	[3]	0	0
Gross derivative liabilities	[3]	0	$ 0
Western Gas Partners LP [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting	[1]	0
Cash collateral held by counterparties		0
Derivative liabilities		(8)
Western Gas Partners LP [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative liabilities		0
Western Gas Partners LP [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative liabilities		(8)
Western Gas Partners LP [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross derivative liabilities		$ 0

[1]	Represents the impact of netting commodity derivative assets and liabilities with counterparties where the Company has the contractual right and intends to net settle.
[2]	Excludes amounts related to WES interest-rate swap agreements.
[3]	Excludes amounts related to WES interest-rate swap agreements.